SUMMARY OF INTANGIBLE ASSETS (Details) - USD ($)	Aug. 31, 2025	Aug. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Finite- lived intangible assets, gross	$ 83,147,767	$ 83,147,767
Less: Accumulated technology-related intangible asset impairment	(27,511,542)	(20,580,040)
Adjusted carrying amount	55,636,225	62,567,727
Less: Accumulated amortization	(14,056,447)	(11,086,369)
Intangible assets, net	41,579,778	51,481,358
Technology 1-Portable Air Cooler [Member]
Finite-Lived Intangible Assets [Line Items]
Finite- lived intangible assets, gross	27,438,763	27,438,763
Technology 2-Condensing Unit [Member]
Finite-Lived Intangible Assets [Line Items]
Finite- lived intangible assets, gross	$ 55,709,004	$ 55,709,004